LEASES - Lease obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities included in the consolidated balance sheets
Current	$ 46,394	$ 36,466
Non-current	115,154	114,876
Total lease obligations	$ 161,548	$ 151,342